Investments - Narrative (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gain from investment	$ 56	$ 196	$ 141
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)	22.6
Market price per common share (CAD per share)	$ 23.20	$ 21.70	$ 13.63
Gain from investment	$ 56	$ 196	$ 88
Fair value gain from investment	34	182	81
Dividend income	$ 22	$ 14	$ 7
Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)			6.4
Cash proceeds			$ 128
Cash proceeds per common share (CAD per share)			$ 20.00
Gain from investment			$ 53
Fair value gain from investment			51
Dividend income			$ 2